Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt Disclosure
Debt
The Company’s long-term debt consists of bank loans and financing obligations, summarized as follows:

	December 31,
(amounts in thousands)	2019	2018

Senior Notes	$—	$73,625

Credit Facilities:
$330 Million Credit Facility	$—	$140,677
$42 Million Credit Facility	—	14,105
$12.5 Million Credit Facility	8,617	9,400
$27.3 Million Credit Facility	8,813	9,008
$85.5 Million Credit Facility	46,499	78,972
$38.7 Million Credit Facility	10,200	35,100
$12.8 Million Credit Facility	11,475	12,325
$30.0 Million Credit Facility	27,198	29,420
$60.0 Million Credit Facility	26,573	58,797
$184.0 Million Credit Facility	130,145	180,229
$34.0 Million Credit Facility	31,571	34,000
$90.0 Million Credit Facility	82,100	90,000
$19.6 Million Lease Financing - SBI Rumba	16,883	18,101
$19.0 Million Lease Financing - SBI Tango	17,303	18,451
$19.0 Million Lease Financing - SBI Echo	17,396	18,481
$20.5 Million Lease Financing - SBI Hermes	19,059	20,299
$21.4 Million Lease Financing - SBI Samba	20,384	—
CMBFL Lease Financing	113,006	—
$45.0 Million Lease Financing - SBI Virgo & SBI Libra	40,027	—
AVIC Lease Financing	111,450	—
Total bank loans, financing obligations and senior notes outstanding	738,699	767,365
Less: Current portion	(75,276)	(66,156)
	$663,423	$701,209

	December 31, 2019			December 31, 2018
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and financing obligations, gross	75,276	663,423	738,699	139,781	701,209	840,990
Unamortized deferred financing costs	(1,161)	(9,164)	(10,325)	(1,624)	(10,801)	(12,425)
Total bank loans and financing obligations, net	74,115	654,259	728,374	138,157	690,408	828,565

The future principal and estimated interest payments (based on the interest rates in effect as of December 31, 2019) under the Company’s long-term debt over the next five years on the Company’s credit facilities and financing obligations as of December 31, 2019 is as follows:

(amounts in thousands)	Principal on Bank Loans	Interest on Bank Loans	Financing Obligations	Total
2020	45,727	16,374	47,433	109,534
2021	43,706	14,050	46,188	103,944
2022	41,627	12,088	45,122	98,837
2023	230,274	7,767	81,578	319,619
2024	2,429	914	48,888	52,231
Thereafter	19,428	619	176,872	196,919
Total	383,191	51,812	446,081	881,084

Senior Notes
On September 22, 2014, the Company issued $65.0 million in aggregate principal amount of 7.5% Senior Notes due September 2019, or the Senior Notes, and on October 16, 2014 the Company issued an additional $8.6 million aggregate principal amount of Senior Notes when the underwriters partially exercised their option to purchase additional Senior Notes on the same terms and conditions.
The Senior Notes were redeemed on August 2, 2019. The redemption price of the Senior Notes was equal to 100% of the principal amount redeemed, plus accrued and unpaid interest to, but excluding, August 2, 2019.
The Senior Notes bore interest at a rate of 7.5% per year, payable quarterly on each March 15, June 15, September 15 and December 15. The Senior Notes were redeemable at the Company’s option in whole or in part, at any time on or after September 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes were the Company’s senior unsecured obligations and ranked equally with all of its existing and future senior unsecured and unsubordinated debt and were effectively subordinated to its existing and future secured debt, to the extent of the value of the assets securing such debt, and were structurally subordinated to all existing and future debt and other liabilities of the Company’s subsidiaries. No sinking fund was provided for the Senior Notes. The Senior Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and were listed on the New York Stock Exchange under the symbol “SLTB”. The Senior Notes required the Company to comply with certain covenants, including financial covenants; restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would have occurred as a result of such payment. If the Company underwent a change of control, holders may have required it to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants included:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Tangible net worth shall always exceed $500.0 million.
Secured Credit Facilities
The Company had 10 credit agreements in place, which are all collateralized by certain of the Company’s vessels. The following is a summary of those credit agreements as of December 31, 2019.

	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility	$12.8 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017	June 21, 2018	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	—	—	—	—	1	2	—	6	2	—
Ultramax	1	1	4	1	—	—	2	6	—	6

Interest Rate-LIBOR+	3.000%	2.950%	2.850%	2.850%	2.400%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	—%	1.180%	1.140%	0.998%	0.960%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022	June 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount outstanding (in thousands)	8,617	8,813	46,499	10,200	11,475	27,198	26,573	130,145	31,571	82,100

Carrying Value of Vessels Collateralized (in thousands)	27,592	28,309	85,846	19,974	26,336	59,240	54,002	338,230	53,633	132,989

Amount Available (in thousands)	—	—	—	—	1,398	2,585	2,862	17,448	3,000	8,706

Secured Credit Facilities and Financing Obligations

$30.0 Million Credit Facility
On August 28, 2019, this facility was increased by approximately $2.6 million in the aggregate for the financing of the installation of scrubbers on the two vessels financed under this facility. Once drawn down the amounts will amortize over 12 equal quarterly payments.
$60.0 Million Credit Facility
On July 23, 2019, this facility was increased by approximately $2.9 million in the aggregate for the financing of the installation of scrubbers on the two vessels financed under this facility, which will amortize in equal quarterly payments over the remaining term of the facility once drawn down (but no more than 14 quarterly payments).
$184.0 Million Credit Facility
On June 19, 2019, this facility was increased by approximately $17.4 million in the aggregate for the financing of the installation of scrubbers on the twelve vessels financed under this facility. The repayment profile is on a fifteen-year age adjusted profile.
$34.0 Million Credit Facility
On June 17, 2019, this facility was increased by $3.0 million in the aggregate for the financing of the installation of scrubbers for each of the two vessels which will amortize at $125,000 per quarter per vessel once drawn down.
$90.0 Million Credit Facility
On June 14, 2019, this facility was increased by approximately $8.7 million in the aggregate for the financing of the installation of scrubbers on the six vessels financed under this facility. The repayment profile is on a fifteen-year age adjusted profile.
$12.8 Million Credit Facility
On August 6, 2019, this facility was increased by approximately $1.4 million for the financing of the installation of a scrubber on the vessel financed under this facility, which will be repaid in full upon final maturity on June 15, 2023.
$85.5 Million Credit Facility
On October 21, 2019, this facility was increased by approximately $5.7 million in the aggregate for the financing for the installation of scrubbers on the vessels financed under this facility, which will amortize in equal quarterly payments (once drawn down) until December 31, 2022.
$19.6 Million Lease Financing - SBI Rumba
On October 25, 2017, the Company closed a financing transaction with unaffiliated third parties involving the sale and leaseback of the SBI Rumba, a 2015 Japanese built Kamsarmax vessel, for consideration of approximately $19.6 million. As part of the transaction, the Company will make monthly payments of $164,250 under a nine and a half year bareboat charter agreement with the buyers, which the Company has the option to extend for a further six months. The agreement also provides the Company with options to repurchase the vessel beginning on the fifth anniversary of the sale and until the end of the bareboat charter agreement.
$19.0 Million Lease Financing - SBI Tango
On July 18, 2018, the Company closed a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Tango, a 2015 Japanese built Ultramax vessel, for consideration of  $19.0 million. As part of the transaction, the Company makes monthly payments of $164,250 under a five-year bareboat charter agreement with the buyer. The agreement also provides the Company with options to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement.
$19.0 Million Lease Financing - SBI Echo
On July 18, 2018, the Company closed a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Echo, a 2015 Japanese built Ultramax vessel, for consideration of $19.0 million. As part of the transaction, the Company makes monthly payments of $164,250 under a five-year bareboat charter agreement with the buyer. The agreement also provides the Company with options to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement.
$20.5 Million Lease Financing - SBI Hermes
On November 16, 2018, the Company closed a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Hermes, a 2016 Japanese built Ultramax vessel, for consideration of $20.5 million. As part of the transaction, the Company agreed with the buyer to bareboat charter the vessel for a period of five years at $177,938 per month. The transaction also provides the Company with an option to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement.
$21.4 Million Lease Financing - SBI Samba
On April 15, 2019, the Company closed a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Samba, a 2015 Japanese built Kamsarmax vessel, for consideration of $21.4 million. As part of the transaction, the Company makes monthly payments of $208,354 under a five-year bareboat charter agreement with the buyer. The transaction also provides the Company with the option to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement.
CMBFL Lease Financing
On May 24, 2019, the Company closed a financing transaction with CMB Financial Leasing Co., Ltd. involving the sale and leaseback of three Ultramax vessels (SBI Pegasus, SBI Subaru and SBI Ursa) and four Kamsarmax vessels (SBI Lambada, SBI Macarena, SBI Carioca and SBI Capoeira). As part of this transaction, the Company agreed to bareboat charter-in the vessels for a period of seven years. In addition, the Company has purchase options beginning after the end of the third year of each bareboat charter agreement, as well as a purchase option for each vessel upon the expiration of each bareboat charter agreement.
This transaction provides financing for the installation of scrubbers for each of the seven vessels included at the lowest of (i) 75% of the scrubber market value, (b) 75% of the scrubber price or (c) approximately $1.7 million, which will amortize proportionally over the remaining term of the lease with a balloon payment made at maturity.
$45.0 Million Lease Financing - SBI Virgo and SBI Libra
On May 21, 2019, the Company closed a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Virgo and SBI Libra for a consideration of $21.0 million per vessel. As part of this transaction, the Company agreed to bareboat charter-in the vessels for a period of 11 years and will have purchase options beginning after the end of the fourth year of each bareboat charter agreement.
This transaction provides up to $1.5 million of financing for the installation of scrubbers for each of the vessels included. These will amortize at $1,370 per day per vessel for the first 2 years and $685 per day per vessel for the following 2 years once drawn down.
AVIC Lease Financing
On June 27, 2019, the Company closed a financing transaction involving the sale and leaseback of three Ultramax vessels (SBI Antares, SBI Bravo and SBI Leo) and on July 16, 2019, the Company closed a financing transaction involving the sale and leaseback of three additional Ultramax vessels (SBI Hydra, SBI Lyra and SBI Maia) to AVIC International Leasing Co., Ltd. As part of these transactions, the Company agreed to bareboat charter-in the vessels for a period of eight years and has purchase options beginning after the end of the second year of each bareboat charter agreement, as well as a purchase obligation for each vessel upon the expiration of each bareboat charter agreement.
This transaction provides financing for the installation of scrubbers for each of the six vessels included at the lowest of (i) 82% of the scrubber market value, (b) 82% of the scrubber price and (c) approximately $1.6 million, which will amortize over 5 years at $82,000 per quarter per vessel once drawn down. Approximately $1.6 million of the available financing was drawn-down in the fourth quarter of 2019.
In addition to the credit agreements and financing obligations described above, which are in effect as of December 31, 2019, the Company entered into the following agreements which were repaid in full during 2019.
$42.0 Million Senior Secured Credit Facility
On January 30, 2015, the Company entered into a senior secured credit facility for up to $42.0 million with a leading European financial institution which was originally used to finance a portion of the purchase price of two Kamsarmax vessels and one Ultramax vessel.
During 2019, the Company repaid this loan and terminated the credit facility. The vessels previously financed by the loan are now financed under three financing obligations.
$38.7 Million Credit Facility
During October 2019, the Company prepaid approximately $21.9 million of this facility and wrote-off approximately $0.2 million of deferred financing costs as part of the sale of the SBI Puma and SBI Cougar.
$330.0 Million Credit Facility
On July 29, 2014, the Company entered into a $330.0 million senior secured credit facility with Credit Agricole Corporate and Investment Bank and Deutsche Bank AG London which was originally used to finance a portion of the purchase price of 22 of the vessels in the Company’s then existing Newbuilding Program, and subsequently reduced by $15.0 million due to its sale of one of the vessels that was to collateralize this facility.
During 2019, the Company repaid and terminated this credit facility upon the completion of the AVIC Lease Financing.
Loan Covenants
Each of the Company’s credit agreements and financing obligations, as amended through December 31, 2019, has, among other things, financial covenants with which the Company must comply. The most stringent are as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth (adjusted for a minimum amount of $100.0 million in historical non-operating costs and to exclude certain future non-operating items, including impairments) no less than $500.0 million plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2013 and (ii) 50% of the value of any new equity issues occurring on or after December 31, 2013.

•	Minimum liquidity of not less than the greater of $25.0 million or $0.7 million per owned vessel.

•
Minimum fair value of the collateral for each credit facility, such that the aggregate fair value of the vessels collateralizing the credit facility is between 140% and 160% of the aggregate principal amount outstanding under such credit facility, or, if we do not meet these thresholds to prepay a portion of the loan or provide additional security to eliminate the shortfall.

•
Minimum fair value of the vessel for certain financing obligations be 115% of the principal amount outstanding under such financing obligation, or, if the Company does not meet this threshold, to prepay a portion of the financing obligation or provide additional security to eliminate the shortfall.

The Company’s credit facilities discussed above have, among other things, the following restrictive covenants which could restrict the Company’s ability to, among other things:

•	incur additional indebtedness;

•	sell the collateral vessel, if applicable;

•	make additional investments or acquisitions;

•	pay dividends; and

•	effect a change of control of the Company.
In addition, the Company’s credit facilities and finance leases contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business. As of December 31, 2019, the Company was in compliance with all the financial covenants of each of its credit facilities and finance leases. The Company expects to remain in compliance with the financial covenants of each of its credit facilities and finance leases for the next twelve months.
Interest rates on all of the Company’s secured credit facilities during the year ended December 31, 2019 ranged from 4.1% to 6.7%. The Company records its interest expense as a component of Financial expense, net on its Consolidated Statement of Operations. For the years ended December 31, 2019, 2018 and 2017, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2019	2018	2017
Interest expense	$44,101	$39,855	$27,719
Amortization of deferred financing costs	6,915	9,582	6,085
Write off of deferred financing costs	681	—	470
Change in the fair value of interest rate caps	219	(27)	63
Other, net	238	459	625
	$52,154	$49,869	$34,962